Patents	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Intangible Assets Disclosure [Text Block]
Note 7.  Patents

Our patents are associated with the nanomaterials and titanium dioxide pigment technology.  We are amortizing these assets on a straight-line basis over their useful lives.  The amortized patents’ balances as of September 30, 2011 and December 31, 2010 were:

In thousands of dollars
	September 30, 2011	December 31, 2010
Patents and patent applications	$1,366	$1,366
Less accumulated amortization	(997)	(940)
Total patents and patent applications	$369	$426

The weighted average amortization period for patents is approximately 16.7 years.  Amortization expense, which represents the amortization relating to the identified amortizable patents, for the nine months ended September 30, 2011 and September 30, 2010, was $57,000 and $59,000, respectively. For each of the next four years, amortization expense relating to patents is expected to be approximately $76,000 per year, with $65,000 expected in the fifth year.

7.	PATENTS

Patents consisted of the following at December 31, 2010 and 2009:

In thousands of dollars

	2010	2009
Patents and patent applications	$1,366	$1,518
Less accumulated amortization	(940)	(967)
Total patents and patent applications	$426	$551

All patents are being amortized on a straight-line basis over their useful lives with a weighted average amortization period of approximately 16.7 years. Amortization expense was $78,000, $84,000 and $84,000 for the years ended December 31, 2010, 2009 and 2008, respectively.  For each of the next five years, amortization expense relating to intangibles is expected to be approximately $76,000 per year.   We expense all costs, as incurred, associated with renewing or extending our patents.